Detail of Wallbox Group subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
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Detail of Wallbox Group subsidiaries
26.	Detail of Wallbox Group subsidiaries

	Registered office	Activity	Company holding investment	% Equity interest		Consolidation method
Company name				June 30, 2022	December 31, 2021
Wallbox Chargers, S.L.U.	Paseo de la Castellana, 95. Planta 28, 28046, Madrid, Spain	Retail innovative solutions for charging Electric Vehicles	Wallbox NV	100%	100%*	Fully consolidated
Kensington Capital Acquisition Corp II	1400 Old Country Road, Suite 301, Westbury, NY 11590	Special purpose acquisition company	Wallbox NV	100%	100%*	Fully consolidated
Wallbox Energy, S.L.U.	Calle Anabel Segura 7, H1, 28108, Alcobendas, Madrid, Spain	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%-	Fully consolidated
Wallbox UK Limited	378-380 Deansgate, Manchester, United Kingdom M3 4LY	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%-	Fully consolidated
Wallbox France	Avenue des Champs Elysées 102, 75008, Paris, France	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%-	Fully consolidated
WBC Wallbox Chargers GmbH	Kurt-Blaum-Platz 8, 63450, Hanau, Germany	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%-	Fully consolidated
Wallbox Italy, S.r.l.	Piazza Tre Torri 2, 20145 CAP, Milano, Italy	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%-	Fully consolidated
Wallbox Netherlands B.V.	Kingsfordw eg 151,1042 GR Amsterdam, The Netherlands	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%-	Fully consolidated
Wallbox USA Inc.	800 W. El Camino Real Suite 180, Mountain View CA 94040, United States	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%-	Fully consolidated
Wallbox Shanghai Ldt.	Unit 05-129 Level 5, No. 482, 488, 492, 518 Xinjiang Road, Jingan District, Shanghai Municipality, China	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%-	Fully consolidated
Wallbox Norway AS (Intelligent Solution AS )	Professor Olav Hanssens vei 7A, 4021 Stavanger, Norway	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%-	Fully consolidated
Wallbox Denmark ApS	Rådhuspladsen 16, 1550 København, Denmark	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	100%-	Fully consolidated
Wallbox Sweden AB (Intelligent Solution Sweden AB )	Kistagången 12, 164 40 Kista, Sweden	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	100%-	Fully consolidated
Wallbox Oy	PL 747, 00101 Helsinki, Finland	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	100%-	Fully consolidated
Electromaps, S.L.	Calle Foc 68, 08038, Barcelona, Spain	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	51%	51%-	Fully consolidated

(*)	direct ownership
(-)	indirect ownership

28.	DETAILS OF WALLBOX GROUP SUBSIDIARIES

				% Equity interest
Company name	Registered office	Activity	Company holding investment	31 December 2021	31 December 2020	31 December 2019		Consolidation method

Wall Box Chargers, S.L.	Paseo de la Castellna, 95, Planta 28, 28046, Madrid, Spain	Retail innovative solutions for charging Electric Vehicles	Wallbox N.V.	100%	0%	0%	*	Fully consolidated
Kensington Capital Acquisition Corp. II	1400 Old Country Road, Suite 301, Westbury, NY 11590	Special purpose acquisition company	Wallbox N.V.	100%	0%	0%	*	Fully consolidated
Wallbox Energy, S.L.	Calle Anabel Segura 7, H1, 28108, Alcobendas, Madrid, Spain	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
Wallbox UK Limited	378-380 Deansgate, Manchester, United Kingdom M3 4LY	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
Wallbox France, SASU	Avenue des Champs Elysées 102, 75008, Paris, France	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
WBC Wallbox Chargers Deutschland GmbH	Kurt-Blaum-Platz 8, 63450, Hanau, Germany	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
Wallbox Italy, S.r.l.	Piazza Tre Torri 2, 20145 CAP, Milano, Italy	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	0%	0%	—	Fully consolidated
Wallbox Netherlands B.V.	Kingsfordweg 151,1042 GR Amsterdam, The Netherlands	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	0%	0%	—	Fully consolidated
Wallbox USA Inc.	800 W. El Camino Real Suite 180, Mountain View CA 94040, United States	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
Wallbox Shanghai Ltd.	Unit 05-129 Level 5, No. 482, 488, 492, 518 Xinjiang Road, Jingan District, Shanghai Municipality, China	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
Wallbox AS (Intelligent Solution AS )	Ryfylkevegen 2008, 4120 TAU, Norway	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	61.67%	0%	—	Fully consolidated
Wallbox ApS	Østergade 20, Helsinge 3200, Denmark	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	61.67%	0%	—	Fully consolidated
Wallbox AB (Intelligent Solution Sweden AB )	Rosenlundsgatan 54, 118 63 Stockholm, Sweden	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	61.67%	0%	—	Fully consolidated
Wallbox Oy	PL 747, 00101 Helsinki, Finland	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	0%	0%	—	Fully consolidated
Electromaps, S.L.	Calle Marie Curie, 8 14-B 007, Barcelona, Spain	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	51%	51%	0%	—	Fully consolidated

(*)	direct ownership
(-)	indirect ownership
As commented in Note 6, all business combinations have been accounted for as if the Group had obtained a 100% interest in the acquired entities on the basis that all shares subject to non-controlling
interest puts have been acquired. However, in the table above the % of legal ownership has been disclosed.